THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Supplement dated January 23, 2018 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

dated August 30, 2017 as supplemented to date

The following replaces the information under the heading Management on pages 14 and 15 of the Class I-2 Prospectus, page 15 of the Class S Prospectus, and page 4 of the Summary Prospectus:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

The following replaces in its entirety the entry for Alger Mid Cap Growth Portfolio in the chart under the heading “Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 45 of the Class I-2 Prospectus and page 20 of the Class S Prospectus:

Fund	Portfolio Managers	Since
Alger Mid Cap Growth Portfolio*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013

*Mr. Chung, the Manager’s Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Portfolio.  Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager’s analyst team for Alger Mid Cap Growth Portfolio.  Each analyst is allocated a percentage of the Portfolio’s total assets, is responsible for the management of that portion of the Portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

References to Ankur Crawford and Alex Goldman with respect to their management of the Alger Mid Cap Growth Portfolio have been removed from the charts under the headings “Other Accounts Managed by Portfolio Managers” and “Securities Owned by the Portfolio Managers” on pages 30 and 31, respectively, of the Statement of Additional Information.

S-APP I-2 12318

S-APPS 12318

S-APPSAI 2318

S-MidCapI-2 83017

S-MidCapS 83017